Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Major Subsidiaries, Variable Interest Entities and Variable Interest Entities's Subsidiaries Ownership
In 2016, the Company's major consolidated subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

			Percentage of
			direct or
			indirect
	Date of	Place of	economic
Name	incorporation and acquisition	incorporation	ownership
Wholly owned and majority owned subsidiaries of the Company:
China Classified Network Corporation (“CCNC BVI”)	January 5, 2010	British Virgin Islands	100%
China Classified Information Corporation Limited (“CCIC HK”)	January 18, 2010	Hong Kong	100%
Beijing Chengshi Wanglin Information Technology Co., Ltd. (“Wanglin”)	March 8, 2010	PRC	100%
58 Tongcheng Information Technology Co., Ltd. ("58 Technology")	March 15, 2012	PRC	100%
Anjuke Inc. (“Anjuke”)	March 2, 2015	Cayman	100%
Ruiting Network Technology (Shanghai) Co., Ltd. (“Shanghai Ruiting”)	March 2, 2015	PRC	100%
58.com Holdings Inc. (“58 Holdings”)	July 11, 2014	British Virgin Islands	100%
Falcon View Technology (“Ganji”)	August 6, 2015	Cayman	*
Beijing Yangguang Gudi Science Development Co., Ltd. (“Yangguang Gudi”)	August 6, 2015	PRC	*

VIEs and VIEs’ subsidiaries:
Beijing 58 Information Technology Co., Ltd. (“Beijing 58”)	December 12, 2005	PRC	100%
58 Co., Ltd.	July 28, 2011	PRC	100%
Shanghai Ruijia Information Technology Co., Ltd.	March 2, 2015	PRC	100%
Beijing 58 Auto Technology Co., Ltd. (“Beijing 58 Auto”, formerly known as Beijing Leftbrain Network Technology Co., Ltd.)	November 26, 2015	PRC	59.5%
Beijing Shanjing Kechuang Network Technology Co., Ltd. (“Shanjing Kechuang”)	August 6, 2015	PRC	*

* Falcon View Technology, or Ganji, is the holding company of the PRC entities operating Ganji.com, a major online local services platform in China. In April 2015, the Company acquired a less than 50% equity stake in Ganji. In August 2015, the Company, as a limited partner, contributed newly issued Class A ordinary shares and cash to several private equity funds, which are managed by investment entities unaffiliated with each other and unaffiliated with the Company. These funds, together with Tencent, acquired all the remaining equity interest in Ganji in August 2015. Since then, the Company has consolidated the financial results of Ganji in its consolidated financial statements. See Note 4(b) for more information.

Schedule of Financial Statement Amounts and Balances for Variable Interest Entities
The following financial statement amounts and balances of the Group's VIEs and VIEs’ subsidiaries were included in the accompanying consolidated financial statements as of December 31, 2015 and 2016 and for the three years ended December 31, 2014, 2015 and 2016:

	As of December 31,
	2015	2016
	RMB	RMB
Cash and cash equivalents	450,021	351,860
Short-term investments	100,593	425,000
Accounts receivable, net	169,719	211,907
Prepayments and other current assets	120,254	141,508
Property and equipment, net	92,902	121,207
Long-term investments	45,953	149,489
Intangible assets, net and goodwill	16,317,227	16,052,273
Long-term prepayments and other non-current assets	56,100	38,047
Total assets	17,352,769	17,491,291
Accounts payable	164,032	199,618
Deferred revenues	749,997	859,956
Customer advances	378,371	296,595
Taxes payable	17,471	14,740
Salary and welfare payable	251,826	254,958
Inter-company payable	826,926	1,330,757
Accrued expenses and other current liabilities	79,012	205,441
Deferred tax liabilities	376,893	329,611
Other non-current liabilities	2,000	—
Total liabilities	2,846,528	3,491,676

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Revenue	625,457	1,669,685	2,459,689
Net loss	(24,230)	(853,773)	(457,054)
Net cash provided by operating activities	413,473	175,097	396,925
Net cash (used in)/provided by investing activities	(346,511)	212,875	(446,062)
Net cash provided by financing activities	—	—	28,235